OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER LIABILITIES
Schedule of other liabilities

	As of December 31,
Current	2022	2021
Deferred revenues on prepaid credit	2,619	3,354
Deferred revenues on connection fees and international capacity leases	1,349	1,882
Debt for acquisition of NYSSA (Note 3.d.1.b)	197	—
Other	795	715
	4,960	5,951
Non-current
Deferred revenues on connection fees and international capacity leases	836	1,159
Pension benefits	879	1,260
Debt for acquisition of NYSSA (Note 3.d.1.b)	518	—
Advances received for assets held for sale (Note 3.j)	350	—
Other	27	16
	2,610	2,435
Total other Liabilities	7,570	8,386

Schedule of movements in the pension benefits

	Years ended
	December 31,
	2021	2020
At the beginning of the year	1,260	1,241
Service cost (*)	53	59
Interest cost (**)	407	438
Actuarial results (***)	(28)	68
RECPAM	(813)	(546)
At the end of the year	879	1,260

(*)      Included in Employee benefit expenses and severance payments.

(**)     Included in Other Financial expenses, net.

(***)    Included in Other comprehensive income (loss).